Condensed Consolidated Statements of Financial Position (Unaudited) (Parentheticals) - $ / shares $ / shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued (in shares)	34,410,991	27,502,053
Common stock, shares outstanding (in shares)	34,410,991	27,502,053